Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Shareholders Equity
Schedule of Share capital

	Number of shares 2021	Number of shares 2020	Number of shares 2019
	Ordinary	Ordinary	Ordinary
Balance at January 1	54,131,553	53,975,838	43,149,987
Issued for cash	20,498,451	53,708	10,454,545
Issued for services	112,657	102,007	371,306
Exercise of share options	474,887	303,408	46,900
Treasury shares issued (transferred)	(352,167)	(303,408)	(46,900)
Balance at December 31	74,865,381	54,131,553	53,975,838

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2021		in 2020		in 2019
Risk-free interest rate	0.510%		1.432%		2.430%
Expected dividend yield	—%		—%		—%
Expected volatility	79.0%		78.7%		80.2%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2021		2020		2019
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	7,021,235	€6.47	5,575,454	€5.80	4,511,512	€4.24
Granted	1,492,034	€4.34	1,851,056	€7.88	1,237,506	€11.77
Forfeited	(341,448)	€8.68	(85,584)	€7.14	(119,338)	€9.35
Exercised	(474,887)	€3.35	(303,408)	€2.34	(46,900)	€4.18
Expired	(53,791)	€9.53	(16,283)	€8.26	(7,326)	€8.76
Balance at December 31	7,643,143	€6.13	7,021,235	€6.47	5,575,454	€5.80
Exercisable at December 31	4,221,503		3,401,449		2,521,477

Schedule of movements in the number of RSUs outstanding

	2021	2020	2019
	Number of	Number of	Number of
	RSUs	RSUs	RSUs
Balance at January 1	—	—	—
Granted	545,613	—	—
Forfeited	(9,495)	—	—
Released	—	—	—
Balance at December 31	536,118	—	—